PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) kg in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Aug. 31, 2021 CAD ($)	Aug. 31, 2021 CAD ($) kg	Aug. 31, 2020 CAD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Deferred charges and deposits (Note 9)	$ 3,195	$ 3,195	$ 698
Moncton Campus - Phase 4C
Disclosure of detailed information about property, plant and equipment [line items]
Grow room, annual cultivation capacity | kg		24
Fair value less cost to dispose			1,328
Impairment loss			37,749
Contractually committed future costs			1,050
Chocolate Manufacturing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation expense	9,133
Growing & Processing Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Deferred charges and deposits (Note 9)	$ 3,188	$ 3,188	$ 520